Property and equipment (Details) € in Thousands	9 Months Ended
Sep. 30, 2020 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Balance	€ 17,434
Balance	15,509
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	31,047
Additions	5,429
Disposals	(106)
Effect of translation	(2,260)
Balance	34,110
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(13,613)
Disposals	106
Depreciation, property, plant and equipment	(6,106)
Effect of translation	1,012
Balance	(18,601)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,297
Balance	1,029
Buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,626
Additions	241
Disposals	(15)
Reclassification	72
Effect of translation	(204)
Balance	2,720
Buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(1,329)
Disposals	15
Depreciation, property, plant and equipment	(482)
Effect of translation	105
Balance	(1,691)
Technical equipment and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,304
Balance	977
Technical equipment and machinery | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,412
Additions	195
Disposals	(17)
Reclassification	(95)
Effect of translation	(136)
Balance	2,359
Technical equipment and machinery | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(1,108)
Disposals	17
Depreciation, property, plant and equipment	(376)
Effect of translation	85
Balance	(1,382)
Transportation equipment, office equipment and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	5,062
Balance	3,867
Transportation equipment, office equipment and other equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	11,949
Additions	912
Disposals	(74)
Reclassification	23
Effect of translation	(788)
Balance	12,022
Transportation equipment, office equipment and other equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(6,887)
Disposals	74
Depreciation, property, plant and equipment	(1,849)
Effect of translation	507
Balance	(8,155)
Right-of-use assets - Office and Warehouse
Disclosure of detailed information about property, plant and equipment [line items]
Balance	9,771
Balance	9,636
Right-of-use assets - Office and Warehouse | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	14,060
Additions	4,081
Effect of translation	(1,132)
Balance	17,009
Right-of-use assets - Office and Warehouse | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(4,289)
Depreciation, property, plant and equipment	(3,399)
Effect of translation	315
Balance	€ (7,373)